Fair Values (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Schedule of Financial Instruments Measured at Fair Value
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.22	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	720,162,015	—
Government Securities	69,068,417	1,787,485	—
Corporate Securities	453,514	174,174	624,718
Derivative Financial Instruments	615	3,327,165	—
Other Debt Securities	930,395	2,760,996	—
Other Financial Assets	10,559,086	—	—
Financial Assets Pledged as Collateral	726,983	—	—
Investments in Equity Instruments	108,651	—	2,130,388
Liabilities
Liabilities at fair value through profit or loss (*)	78,223	—	—
Derivative Financial Instruments	—	1,694,114	—
Total	81,769,438	726,517,721	2,755,106
(*)They include the operations of obligations for operations with Government Securities of third parties.

Portfolio of Instruments as of 12.31.21	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	353,680,977	—
Government Securities	93,883,324	3,856,905	3,365,652
Corporate Securities	4,143,343	—	658,792
Derivative Financial Instruments	—	2,429,223	—
Other Debt Securities	8,240,568	—	—
Other Financial Assets	8,652,774	23,449	10,879,795
Financial Assets Pledged as Collateral	23,423,855	—	—
Investments in Equity Instruments	125,807	—	2,312,875
Liabilities
Liabilities at fair value through profit or loss (*)	147,408	—	—
Derivative Financial Instruments	—	1,387,179	—
Total	138,322,263	358,603,375	17,217,114
(*)Include the operations of obligations for operations with Government Securities of third parties.

Summary of Changes in Instruments Included in Fair Value Level 3
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.21	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.22
Government Securities	3,365,652	(1,620,879)	1,382,326	(2,948,883)	1,206,396	(1,384,612)	—
Corporate Securities	658,792	556,102	1,653,591	(2,415,787)	262,045	(90,025)	624,718
Other Financial Assets	10,879,795	—	—	(5,585,306)	—	(5,294,489)	—
Investments in Equity Instruments	2,312,875	—	—	—	1,295,971	(1,478,458)	2,130,388
Total	17,217,114	(1,064,777)	3,035,917	(10,949,976)	2,764,412	(8,247,584)	2,755,106
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	12.31.20	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.21
Government Securities	590,305	1,404,019	4,680,943	(3,317,433)	(80,191)	88,009	3,365,652
Corporate Securities	3,404,848	(225,656)	2,199,733	(1,420,235)	91,977	(3,391,875)	658,792
Derivative Financial Instruments	4,754,672	—	—	(3,150,006)	—	(1,604,666)	—
Other Financial Assets	—	—	10,879,795	—	—	—	10,879,795
Investments in Equity Instruments	16,103,430	824,263	—	(9,959,113)	994,109	(5,649,814)	2,312,875
Total	24,853,255	2,002,626	17,760,471	(17,846,787)	1,005,895	(10,558,346)	17,217,114
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Summary of Assets and Liabilities Recorded at Amortized Cost
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.22	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	447,544,202	447,544,202	447,544,202	—	—
Repurchase Transactions	115,523,908	115,523,908	115,523,908	—	—
Loans and Other Financing	1,243,616,465	1,247,014,221	—	—	1,247,014,221
Other Financial Assets	45,012,228	46,496,752	38,478,158	—	8,018,594
Other Debt Securities (*)	362,983,582	356,320,490	—	—	356,320,490
Financial Assets Pledged as Collateral	151,375,750	151,375,750	151,375,750	—	—
Liabilities
Deposits	2,141,977,734	2,141,929,186	—	—	2,141,929,186
Financing Received from the Argentine Central Bank and Other Financial Institutions	37,438,244	37,039,118	—	—	37,039,118
Debt Securities	67,303,327	65,892,468	59,513,193	—	6,379,275
Subordinated Debt Securities	45,405,004	44,678,601	—	—	44,678,601
Other Financial Liabilities	348,779,269	348,490,234	—	—	348,490,234
(*)    Includes Argentine Central Bank´s Bills for the sum of Ps.34,707,901.

Items of Assets/Liabilities as of 12.31.21	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	462,491,302	462,491,302	462,491,302	—	—
Repurchase Transactions	395,830,377	395,830,377	395,830,377	—	—
Loans and Other Financing	1,450,106,105	1,458,319,126	—	—	1,458,319,126
Other Financial Assets	25,970,900	26,610,060	18,603,534	—	8,006,526
Other Debt Securities	175,560,434	175,560,434	—	—	175,560,434
Financial Assets Pledged as Collateral	45,212,824	45,212,824	45,212,824	—	—
Liabilities
Deposits	2,017,874,559	2,017,831,939	—	—	2,017,831,939
Repurchase Transactions	631,362	631,362	—	—	631,362
Financing Received from the Argentine Central Bank and Other Financial Institutions	46,186,834	45,921,192	—	—	45,921,192
Debt Securities	54,487,112	53,720,467	45,062,144	—	8,658,323
Subordinated Debt Securities	51,182,953	50,526,872	—	—	50,526,872
Other Financial Liabilities	381,231,576	380,891,640	—	—	380,891,640